EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data that mirrors the information in a supplement filed with the Securities and Exchange Commission on September 23, 2019 (Accession No. 0001193125-19-251795), to the Prospectus dated May 1, 2019, as supplemented, for the Class IA, IB, and K shares of EQ/Franklin Balanced Managed Volatility Portfolio.